Subsequent Event (Details Narrative) (10Q) - USD ($)		1 Months Ended			6 Months Ended
	Aug. 16, 2016	Oct. 31, 2016	Sep. 30, 2016	May 31, 2016	Sep. 30, 2016
Proceeds from issuance of warrants					$ 352,000
Subsequent Event [Member]
Proceeds from issuance of warrants	$ 7,950,000	$ 204,000	$ 352,000	$ 265,000
Warrants issued to purchase number of common stock		1,200,000